Acquisitions, disposals and discontinued operations	12 Months Ended
Dec. 31, 2021
Acquisitions, disposals and discontinued operations
Acquisitions, disposals and discontinued operations
6.	Acquisitions, disposals and discontinued operations

2021

Tochka sale

During third quarter 2021, the Group has completed the sale of its 40% stake (45% economic interest) in the capital of its associate company, Tochka to the Group’s non-controlling shareholder (Otkritie) which is not considered a related party (Note 4).

The result of disposal is presented below:

Fixed amount	4,947
Amount contingent on Tochka’s earnings for the year 2021	4,647
Dividends received from associate*	532
Carrying amount of disposed investment	(1,949)
Total gain on disposal	8,177

*

Receiving the Dividends was the substantial condition of the transaction and treated as part of the price. Dividends were received after the Group has ceased to apply equity accounting for the associate.

Dividends and Fixed amount of cash consideration were received during the third quarter of 2021. Contingent amount is expected to be received in second quarter of 2022 and recorded as other receivables as of December 31, 2021.

2020

Rocketbank wind down

In March 2020, the Board of Directors decided to wind down the Rocketbank project and had finished the process by the end of third quarter 2020. Since that date the Rocketbank’s operations are considered as discontinued.

Rocketbank represented the entire Group’s operating segment. Assets that remained after Rocketbank liquidation were transferred to Payment Services segment.

SOVEST disposal

In the second quarter of 2020 the Group made a decision to dispose its SOVEST project.

In June 2020, the Group entered into the framework agreement and several related binding agreements to sell certain specific SOVEST project assets to an unrelated party. As a part of the transaction, the Group assigned the portfolio of SOVEST instalment card loans as well as transferred respective brands and domains. Since then, SOVEST was classified as a disposal group held for sale and as a discontinued operation.

As a part of the transaction, the Group was to dismiss most SOVEST employees and the buyer extended job offers to certain SOVEST employees and reimbursed to the Group corresponding redundancy costs.

The sale of SOVEST assets was completed in July 2020, resulting in a pre-tax loss on disposal of 712.

SOVEST project represented the entire Group’s Consumer Financial Services operating segment.

6.	Acquisitions, disposals and discontinued operations (continued)

The results of the discontinued operations for the years ended December 31 are presented below:

	Year ended December 31, 2019			Year ended December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Revenue	1,339	2,056	3,395	1,151	1,463	2,614
Operating costs and expenses:	(4,790)	(4,142)	(8,932)	(2,065)	(2,290)	(4,355)
Cost of revenue (exclusive of items shown separately below)	(1,829)	(256)	(2,085)	(604)	(160)	(764)
Selling, general and administrative expenses	(1,020)	(1,751)	(2,771)	(338)	(424)	(762)
Personnel expenses	(1,128)	(1,445)	(2,573)	(986)	(796)	(1,782)
Depreciation and amortization	(214)	(44)	(258)	(111)	(54)	(165)
Credit loss (expense)/income	(8)	(646)	(654)	8	(788)	(780)
Impairment of non-current assets (Note 11)	(591)	—	(591)	(34)	(68)	(102)
Loss from operations	(3,451)	(2,086)	(5,537)	(914)	(827)	(1,741)
Loss from sale of Sovest loans’ portfolio	—	—	—	—	(712)	(712)
Foreign exchange gain and loss, net	—	—	—	(25)	—	(25)
Interest income and expenses, net	(36)	(2)	(38)	(25)	(6)	(31)
Loss before tax from discontinued operations	(3,487)	(2,088)	(5,575)	(964)	(1,545)	(2,509)
Income tax benefit	611	410	1,021	138	63	201
Net loss from discontinued operations	(2,876)	(1,678)	(4,554)	(826)	(1,482)	(2,308)

Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			(73.71)			(37.07)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			(73.14)			(36.98)

Impairment of non-current assets

Immediately before the classification of SOVEST as discontinued operations, the recoverable amount was estimated for certain items of Intangible assets and impairment loss was identified and recognized in June 2020 in the amount of 68 to reduce the carrying amount of the assets in the disposal group to their fair values less cost to sell. This impairment of non-current assets was recognized in discontinued operations in the statement of profit or loss.

The net cash flows incurred by Rocketbank and SOVEST project are, as follows:

	Year ended			Year ended
	December 31, 2019			December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Operating	(1,372)	(3,675)	(5,047)	(15,415)	6,466	(8,949)
Investing	(1,623)	(30)	(1,653)	1,282	—	1,282
Financing	(58)	—	(58)	(64)	(20)	(84)
Net cash (outflow)/inflow	(3,053)	(3,705)	(6,758)	(14,197)	6,446	(7,751)